UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 151.0%

Security	Principal Amount (000’s omitted)	Value
Education — 7.9%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$377,985
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	233,119
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	390,024
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	754,763
New Jersey Institute of Technology, 5.00%, 7/1/42	735	800,092
Rutgers State University, 5.00%, 5/1/39	250	278,112

		$2,834,095

Escrowed/Prerefunded — 0.7%
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), Prerefunded to 7/1/16, 5.125%, 7/1/35	$250	$262,108

		$262,108

General Obligations — 4.3%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,568,476

		$1,568,476

Hospital — 14.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$281,030
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	536,409
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	445,185
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	328,668
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	812,865
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,319,976
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,315	1,342,063
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	30	31,313

		$5,097,509

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$985,120

		$985,120

Insured-Education — 6.8%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$900,892
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,236,863
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	298,972

		$2,436,727

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$584,551
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	312,830

		$897,381

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 6.5%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$700	$806,680
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	965,244
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	118,995
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	443,525

		$2,334,444

Insured-General Obligations — 41.6%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,868,051
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,122,520
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	348,717
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	371,654
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	393,941
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	418,592
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,659,840
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	751,760
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,457,717
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,144,419
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,096,540
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,114,409
Paterson, (BAM), 5.00%, 1/15/26	250	274,118

		$15,022,278

Insured-Hospital — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$190	$203,317
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	179,845
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	264,477
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,654,140

		$2,301,779

Insured-Lease Revenue/Certificates of Participation — 7.6%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,266,090
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	516,580
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	386,035
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	566,465

		$2,735,170

Insured-Special Tax Revenue — 13.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$862,120
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	509,380
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,715
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,527,746
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	682,875
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	144,600

		$4,705,436

Insured-Transportation — 7.8%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,822,110
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	776,499
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	202,617

		$2,801,226

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 10.4%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,231,180
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	523,354

		$3,754,534

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$639,786

		$639,786

Senior Living/Life Care — 2.0%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$704,153

		$704,153

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,061,548

		$1,061,548

Transportation — 9.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$649,620
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	228,306
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	644,483
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	577,290
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,223,082
South Jersey Transportation Authority, 5.00%, 11/1/39	200	210,032

		$3,532,813

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$800,197

		$800,197

Total Tax-Exempt Municipal Securities — 151.0% (identified cost $49,772,977)		$54,474,780

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$480,395

Total Taxable Municipal Securities — 1.3% (identified cost $494,583)		$480,395

Total Investments — 152.3% (identified cost $50,267,560)		$54,955,175

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.3)%		$(19,600,071)

Other Assets, Less Liabilities — 2.0%		$733,927

Net Assets Applicable to Common Shares — 100.0%		$36,089,031

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 67.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	14 U.S. Long Treasury Bond	Short	$(2,165,709)	$(2,111,813)	$53,896

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $53,896.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,877,636

Gross unrealized appreciation	$5,075,199
Gross unrealized depreciation	(222,660)

Net unrealized appreciation	$4,852,539

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$54,474,780	$—	$54,474,780
Taxable Municipal Securities	—	480,395	—	480,395
Total Investments	$—	$54,955,175	$—	$54,955,175
Futures Contracts	$53,896	$—	$—	$53,896
Total	$53,896	$54,955,175	$—	$55,009,071

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015